Note 8 - Property and Equipment (Tables)	12 Months Ended
Oct. 31, 2021
Statement Line Items [Line Items]
Disclosure of detailed information about property, plant and equipment [text block]
(thousands of Canadian dollars)
	2021	2020

Cost	$16,884	$16,505
Accumulated amortization	(9,809)	(9,074)

	$7,075	$7,431